Voya Target Retirement 2065 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 22.9%
1,771	iShares 20+ Year Treasury Bond ETF	$198,139	2.9
2,413	iShares MSCI Japan ETF	129,313	1.9
3,234	Vanguard Emerging Markets ETF	133,014	2.0
17,417	Vanguard FTSE Developed Markets ETF	704,692	10.4
1,571	Vanguard Mid-Cap ETF	329,046	4.8
1,059	Vanguard Short-Term Treasury ETF	61,994	0.9

	Total Exchange-Traded Funds
	(Cost $1,802,402)	1,556,198	22.9

MUTUAL FUNDS: 77.1%
	Affiliated Investment Companies: 18.1%
29,776	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	284,360	4.2
53,996	Voya Multi-Manager International Equity Fund - Class P3	489,744	7.2
41,925	Voya Multi-Manager International Factors Fund - Class P3	347,978	5.1
11,224	Voya Short Term Bond Fund - Class P3	104,715	1.6
		1,226,797	18.1

	Unaffiliated Investment Companies: 59.0%
82,347	TIAA-CREF S&P 500 Index Fund - Institutional Class	3,596,915	53.0
19,296	TIAA-CREF SmallCap Blend Index Fund - Class I	410,224	6.0
		4,007,139	59.0

	Total Mutual Funds
	(Cost $5,834,243)	5,233,936	77.1

	Total Investments in Securities (Cost $7,636,645)	$6,790,134	100.0
	Assets in Excess of Other Liabilities	2,330	0.0
	Net Assets	$6,792,464	100.0

Voya Target Retirement 2065 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,556,198	$–	$–	$1,556,198
Mutual Funds	5,233,936	–	–	5,233,936
Total Investments, at fair value	$6,790,134	$–	$–	$6,790,134

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	$262,882	$53,077	$(17,873)	$(13,726)	$284,360	$-	$(4,944)	$-
Voya Multi-Manager International Equity Fund - Class P3	453,986	113,854	(47,255)	(30,842)	489,744	-	(12,238)	-
Voya Multi-Manager International Factors Fund - Class P3	322,456	80,474	(23,858)	(31,094)	347,978	-	(4,039)	-
Voya Short Term Bond Fund - Class R6	-	230,545	(230,546)	-	-	245	(1,578)	-
Voya Short Term Bond Fund - Class P3	-	115,172	(10,405)	(53)	104,715	433	-	-
	$1,039,324	$593,122	$(329,937)	$(75,715)	$1,226,797	$678	$(22,799)	$-

The financial statements for the above mutual fund[s] can be found at w ww.sec.gov.

At August 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $7,691,073.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(900,939)

Net Unrealized Depreciation	$(900,939)